Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 98.7%

CANADA — 6.6%
Shopify, Inc., Class A *	12,578	$1,200,947

ISRAEL — 0.7%
Oddity Tech Ltd., Class A *	2,722	117,754

UNITED STATES — 91.4%
Affirm Holdings, Inc. *	7,405	334,632
Alnylam Pharmaceuticals, Inc. *	1,320	356,426
Amazon.com, Inc. *	7,297	1,388,327
Aurora Innovation, Inc. *	47,089	316,673
Block, Inc. *	3,927	213,354
Chewy, Inc., Class A *	7,408	240,834
Cloudflare, Inc., Class A *	9,027	1,017,253
CoStar Group, Inc. *	5,945	471,022
Datadog, Inc., Class A *	3,170	314,496
Denali Therapeutics, Inc. *	6,693	90,991
DoorDash, Inc., Class A *	6,107	1,116,176
Doximity, Inc., Class A *	4,448	258,117
DraftKings, Inc., Class A *	10,234	339,871
Duolingo, Inc. *	2,034	631,638
Ensign Group, Inc. (The)	1,139	147,387
Ginkgo Bioworks Holdings, Inc. *	940	5,358
Globant SA *	1,081	127,255
Guardant Health, Inc. *	6,243	265,952
Inspire Medical Systems, Inc. *	1,353	215,506
Insulet Corp. *	1,119	293,861
Lemonade, Inc. *	4,088	128,486
Lineage, Inc.	3,335	195,531
Meta Platforms, Inc., Class A	2,219	1,278,943
Moderna, Inc. *	6,236	176,791
Netflix, Inc. *	1,224	1,141,417
NVIDIA Corp.	5,481	594,031
Penumbra, Inc. *	836	223,555
Pinterest, Inc., Class A *	10,086	312,666
Recursion Pharmaceuticals, Inc., Class A *	8,000	42,320
Rivian Automotive, Inc., Class A *	6,477	80,639
ROBLOX Corp., Class A *	8,039	468,593
Roku, Inc. *	3,050	214,842
Samsara, Inc., Class A *	9,036	346,350
Sana Biotechnology, Inc. *	5,645	9,484
SharkNinja, Inc. *	2,701	225,290
Snowflake, Inc., Class A *	2,041	298,312
Sprout Social, Inc., Class A *	2,598	57,130
Sweetgreen, Inc., Class A *	12,305	307,871
Tempus AI, Inc. *	5,068	244,480
Tesla, Inc. *	1,485	384,853
Trade Desk, Inc. (The), Class A *	8,060	441,043
Watsco, Inc.	892	453,404
Wayfair, Inc., Class A *	5,502	176,229
Workday, Inc., Class A *	1,983	463,090
YETI Holdings, Inc. *	3,216	106,450
		16,516,929
TOTAL INVESTMENTS — 98.7%
(cost $10,922,544)		$17,835,630
Other assets less liabilities — 1.3%		237,211
NET ASSETS — 100.0%		$18,072,841

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford U.S. Equity Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$17,835,630	$—	$—	$17,835,630
Total	$17,835,630	$—	$—	$17,835,630

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2024.